                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2001
                                                ----------------------

 Check here if Amendment [_]; Amendment Number:  ______
  This Amendment (Check only one.):     [_] is a restatement.
                                        [_] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:    Spears Grisanti & Brown LLC
          ---------------------------------------------
 Address: 45 Rockefeller Plaza
          ---------------------------------------------
          17th Floor
          ---------------------------------------------
          New York, New York 10111
          ---------------------------------------------

 Form 13F File Number:  28- 05455
                          -----------------

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Christopher C. Grisanti
          ---------------------------------------------
 Title:   Principal
          ---------------------------------------------
 Phone:   (212) 218-5300
          ---------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Christopher C. Grisanti   New York, New York           October 31, 2001
 ---------------------------- ----------------------------- ----------------
 [Signature]                          [City, State]         [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

 Report Summary:


 Number of Other Included Managers:      0
                                         -------------------
 Form 13F Information Table Entry Total: 112
                                         -------------------
 Form 13F Information Table Value Total: $ 779,897
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

     None      28-
     ----      ---------------------          ----------------------

     [Repeat as necessary.]

SPEARS GRISANTI & BROWN LLC
FORM 13F INFORMATION TABLE

For the Quarter Ended September 30, 2001

COLUMN 1                     COLUMN 2     COLUMN 3    COLUMN 4   COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
--------                     --------     --------    --------   --------         --------   --------          --------
                                                         VALUE             PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS   CUSIP     ( x$1,000)    SHRS    CALL  DISCRETION  MANAGERS   SOLE      SHARE    NONE
--------------            --------------   -----     ----------    ----    ----  ----------  --------   ----      -----    ----
ABBOTT LABORATORIES          COMMON       002824100      1,596      30,785         SOLE                  5,985    24,800       0
ACE LTD                      COMMON       G0070K103     30,797   1,066,758         SOLE                211,375   835,683  19,700
AGERE SYSTEMS INC-A          COMMON       00845V100        174      42,000         SOLE                 42,000         0       0
ALCOA INC                    COMMON       013817101     12,545     404,550         SOLE                 65,450   339,100       0
AMEREN CORP                  COMMON       023608102        211       5,500         SOLE                      0     5,500       0
AMERICAN ELECTRIC POWER CO   COMMON       025537101        365       8,434         SOLE                      0     8,434       0
AMERICAN HOME PRODS CORP     COMMON       026609107     25,832     443,473         SOLE                 63,175   371,998   8,300
AMERICAN INTL GROUP INC      COMMON       026874107     11,750     150,643         SOLE                 19,921   130,722       0
AMGEN INC                    COMMON       031162100      6,453     109,800         SOLE                  1,200   108,600       0
AMSOUTH BANCORPORATION       COMMON       032165102      1,553      85,968         SOLE                      0    85,968       0
ANGLOGOLD LIMITED-SPON ADR   COMMON       035128206     10,532     659,900         SOLE                107,300   552,600       0
ANHEUSER-BUSCH CO. INC       COMMON       035229103        302       7,200         SOLE                  4,400     2,800       0
AOL TIME WARNER INC          COMMON       00184A105      1,002      30,257         SOLE                 24,256     6,001       0
AON CORP                     COMMON       037389103     42,071   1,001,700         SOLE                245,800   741,300  14,600
AQUASEARCH INC               COMMON       03838N101          2      10,000         SOLE                 10,000         0       0
ARCHSTONE COMMUNITIES TRUS   COMMON       039581103      1,629      62,395         SOLE                  3,425    58,970       0
AT&T CORP                    COMMON       001957109     23,616   1,223,652         SOLE                353,487   850,265  19,900
AT&T WIRELESS SERVICES INC   COMMON       00209A106     33,184   2,221,129         SOLE                565,894  1,626,25 328,982
AUTOMATIC DATA PROCESSING    COMMON       053015103        304       6,464         SOLE                  6,464         0       0
AVATAR HOLDINGS INC          COMMON       053494100      5,636     244,390         SOLE                      0   244,390       0
AVNET INC                    COMMON       053807103        369      20,280         SOLE                      0    20,280       0
BANK OF AMERICA CORP         COMMON       060505104        448       7,664         SOLE                      0     7,664       0
BANK OF NEW YORK INC         COMMON       064057102      4,709     134,546         SOLE                    720   133,826       0
BELO CORP                    COMMON       080555105     15,041     937,704         SOLE                277,002   660,702       0
BERKSHIRE HATHAWAY CLASS A   COMMON       084670108      5,040          72         SOLE                     34        38       0
BERKSHIRE HATHAWAY CLASS B   COMMON       084670207      1,002         430         SOLE                     25       405       0
BIOGEN INC                   COMMON       090597105        398       7,160         SOLE                    360     6,800       0
BOEING CO                    COMMON       097023105        529      15,800         SOLE                      0    15,800       0
BP AMOCO PLC SPONS ADR       COMMON       055622104      1,928      39,208         SOLE                  9,042    30,166       0
CHUBB CORP                   COMMON       171232101     15,030     210,480         SOLE                 49,200   161,280       0
CITIGROUP INC                COMMON       172967101      9,777     241,405         SOLE                 93,490   133,834  14,081
COCA COLA CO                 COMMON       191216100        256       5,462         SOLE                  1,882     3,580       0
CONAGRA INC                  COMMON       205887102      9,139     407,086         SOLE                196,400   210,686       0
CONOCO INC CL - B            COMMON       208251405      3,081     121,585         SOLE                 11,000   110,585       0
COUSINS PROPERTIES           COMMON       222795106      2,395      96,787         SOLE                      0    70,387  26,400
COX COMMUNICATIONS  INC NE   COMMON       224044107        348       8,328         SOLE                      0     8,328       0
CURIS                        COMMON       231269101         36      10,287         SOLE                      0    10,287       0
DELPHI AUTOMOTIVE SYSTEMS    COMMON       247126105      7,081     602,614         SOLE                 29,700   572,914       0
DELPHI FINANCIAL GROUP-CL    COMMON       247131105      2,826      83,600         SOLE                 55,800    27,800       0
DOMINION RESOURCES INC VA    COMMON       25746U109        335       5,640         SOLE                      0     5,640       0
DTE ENERGY CO                COMMON       233331107        215       5,000         SOLE                      0     5,000       0
DU PONT E I DE NEMOURS & C   COMMON       263534109        591      15,745         SOLE                      0    15,745       0
EGL INC                      COMMON       268484102      1,125     126,800         SOLE                 31,000    95,800       0
ENCOMPASS SERVICES CORP      COMMON       29255U104      4,315   1,141,600         SOLE                334,200   807,400       0
EQUITY OFFICE PROPERTIES     COMMON       294741103        597      18,653         SOLE                  3,700    14,953       0
EQUITY RESIDENTIAL PPTYS T   COMMON       29476L107      7,382     126,400         SOLE                  8,300   118,100       0
EVEREST REINSURANCE GROUP    COMMON       G3223R108      4,484      69,300         SOLE                 17,500    51,800       0
EXXON MOBIL CORPORATION      COMMON       30231G102      1,348      34,204         SOLE                  8,612    25,592       0
FAUQUIER BANKSHARES INC      COMMON       312059108        207       9,000         SOLE                  9,000         0       0
FEDERAL HOME LOAN            COMMON       313400301        468       7,200         SOLE                  4,800     2,400       0
FEDERAL NATL MORTGAGE ASSN   COMMON       313586109      2,610      32,597         SOLE                 14,685    17,912       0
GANNETT CO                   COMMON       364730101     11,187     186,104         SOLE                 23,000   163,104       0

GEN MOTORS CL H-HUGHES ELE   COMMON       370442832     25,628   1,922,615         SOLE                672,915 1,204,500  45,200
GENERAL ELECTRIC CO          COMMON       369604103      1,152      30,970         SOLE                  9,770    21,200       0
GENERAL MAGIC INC            COMMON       370253106          3      11,000         SOLE                 11,000         0       0
GLAXOSMITHKLINE PLC-ADR      COMMON       37733W105      9,902     176,450         SOLE                    702   175,748       0
GOLD FIELDS LTD - SP ADR     COMMON       38059T106        444     100,000         SOLE                      0   100,000       0
HEWLETT PACKARD CO           COMMON       428236103        373      23,254         SOLE                 23,254         0       0
HOMESTAKE MINING             COMMON       437614100        930     100,000         SOLE                      0   100,000       0
HONEYWELL INTERNATIONAL IN   COMMON       438516106     19,498     738,550         SOLE                194,700   530,950  12,900
HOUSEHOLD INTL               COMMON       441815107      1,072      19,008         SOLE                 19,008         0       0
INTEL CORP                   COMMON       458140100      3,258     159,400         SOLE                 41,000   118,400       0
INTERPUBLIC GROUP COS INC    COMMON       460690100        213      10,440         SOLE                 10,440         0       0
INTERSTATE BAKERIES          COMMON       46072H108      2,295      90,000         SOLE                 70,000    20,000       0
INTL BUSINESS MACHINES COR   COMMON       459200101        894       9,744         SOLE                  1,400     8,344       0
JOHNSON & JOHNSON            COMMON       478160104      2,490      44,952         SOLE                 39,832     5,120       0
JP MORGAN CHASE & CO         COMMON       46625H100     24,484     716,959         SOLE                188,739   518,720   9,500
KEYCORP NEW                  COMMON       493267108     15,136     627,005         SOLE                      0   627,005       0
LIBERTY MEDIA CORP           COMMON       530718105     16,510   1,300,000         SOLE                281,700 1,018,300       0
LUCENT TECHNOLOGIES          COMMON       549463107     27,154   4,738,849         SOLE              1,553,863 3,081,884 103,100
LYONDELL PETROCHEMICAL       COMMON       552078107      9,633     841,300         SOLE                338,300   503,000       0
MARKEL CORP                  COMMON       570535104        449       2,303         SOLE                  2,303         0       0
MCDERMOTT INTL INC           COMMON       580037109     10,628   1,288,300         SOLE                453,400   804,800  30,100
MERCK & CO INC               COMMON       589331107      2,993      44,937         SOLE                 39,959     4,978       0
MGIC INVESTMENT              COMMON       552848103      7,481     114,500         SOLE                 48,400    60,600   5,500
MICROSOFT CORP               COMMON       594918104     16,566     323,750         SOLE                127,900   180,850  15,000
MIRROR WORLDS TECHNOLOGIES   COMMON       604745109         29      48,794         SOLE                      0    48,794       0
NAVISTAR INTL                COMMON       63934E114     17,242     610,350         SOLE                200,400   409,950       0
NEOPLANET                    COMMON       000123456         60      20,000         SOLE                      0    20,000       0
NESTLE SA SPONSORED ADR RE   COMMON       641069406        427       8,000         SOLE                  8,000         0       0
PACTIV CORP                  COMMON       695257105      3,508     242,100         SOLE                 87,200   154,900       0
PEPSICO INC                  COMMON       713448108        315       6,500         SOLE                  6,500         0       0
PFIZER INC                   COMMON       717081103        435      10,845         SOLE                  7,845     3,000       0
PHARMACIA CORPORATION        COMMON       71713U102        278       6,850         SOLE                      0     6,850       0
PHILIP MORRIS COS INC        COMMON       718154107      8,154     168,852         SOLE                 21,800   147,052       0
POGO PRODUCING CO            COMMON       730448107      8,082     343,900         SOLE                 82,600   261,300       0
PULTE HOMES INC              COMMON       745867101      1,408      45,947         SOLE                      0    45,947       0
RENAISSANCERE HOLDINGS LTD   COMMON       G7496G103      6,998      78,712         SOLE                    400    78,312       0
RITE AID CORP                COMMON       767754104        149      19,260         SOLE                 19,260         0       0
SARA LEE CORP                COMMON       803111103        273      12,800         SOLE                 12,800         0       0
SBC COMMUNICATIONS  INC      COMMON       78387G103      1,257      26,677         SOLE                  8,578    18,099       0
SCHERING PLOUGH CORP         COMMON       806605101     23,207     625,525         SOLE                165,125   460,400       0
SCIENTIFIC GAMES CORP CL A   COMMON       053323101        158      40,000         SOLE                      0    40,000       0
SOUTHERN UNION COMPANY       COMMON       844030106     10,425     498,075         SOLE                 67,100   430,974       0
SPRINT PCS                   COMMON       852061506     30,186   1,148,200         SOLE                324,800   803,100  20,300
STATIOL ASA                  COMMON       85771P102         65      10,000         SOLE                      0    10,000       0
STRYKER CORP                 COMMON       863667101        591      11,180         SOLE                 11,180         0       0
SUMMIT PROPERTIES INC        COMMON       866239106        312      11,900         SOLE                  2,700     9,200       0
SUNTRUST BANKS INC           COMMON       867914103        859      12,900         SOLE                  7,700     5,200       0
TEEKAY SHIPPING CORPORATIO   COMMON       Y8564W103     10,322     331,050         SOLE                148,350   164,100  18,600
TEXACO INC                   COMMON       881694103     20,060     308,621         SOLE                 41,809   266,812       0
TYCO INTERNATIONAL LTD       COMMON       902124106      1,097      24,099         SOLE                 12,842    11,257       0
UNITEDHEALTH GROUP INC       COMMON       91324P102     20,071     301,820         SOLE                 70,420   231,400       0
UNITEDHEALTH GROUP INC       COMMON       910581108        266       4,000         SOLE                      0     4,000       0
UNUMPROVIDENT CORP           COMMON       91529Y106     26,381   1,044,804         SOLE                253,600   775,004  16,200
USX-MARATHON GROUP NEW       COMMON       902905827     18,075     675,700         SOLE                151,000   511,300  13,400
VERIZON COMMUNICATIONS       COMMON       92343V104        961      17,754         SOLE                  8,118     9,636       0
WACHOVIA CORP                COMMON       929771103      1,611      23,135         SOLE                 21,867     1,268       0
WASHINGTON MUTUAL INC        COMMON       939322103     19,101     496,400         SOLE                225,311   244,539  26,550
WASHINGTON POST CO CL B      COMMON       939640108        884       1,700         SOLE                      0     1,700       0
WISCONSIN ENERGY CORP        COMMON       976657106     21,267     945,200         SOLE                230,200   692,000  23,000
XL CAPITAL LTD               COMMON       G98255105      2,346      29,699         SOLE                  5,325    24,374       0